STOCKHOLDERS' DEFICIT (Narrative) (Common Stock) (Details)	1 Months Ended							12 Months Ended
	Jul. 31, 2016 USD ($) shares	Apr. 30, 2016 USD ($) shares	Feb. 28, 2016 USD ($) $ / shares shares	Aug. 31, 2015 USD ($) $ / shares shares	Jul. 31, 2015 USD ($) shares	Jun. 30, 2015 USD ($) shares	Feb. 28, 2015 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Aug. 12, 2015 USD ($)
Class of Stock [Line Items]
Common stock issued for cash in connection with stock purchase agreement								$ 715,075	$ 199,120
Proceeds from issuance of common stock									214,250
Proceeds from the sale of stock and warrants through private placements								500,000	150,000
Gain (loss) on conversion of interest								(72,765)	12,841
Common stock issued for services								$ 13,067
Common stock issued to purchase vehicle									16,000
Common Stock [Member] | Private Placement [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock									$ 214,250
Common stock issued for cash, shares | shares									545,865
Number of accredited investors									3
Investor Relation Services [Member]
Class of Stock [Line Items]
Common stock issued for services, shares | shares								18,114	12,235
Common stock issued for services								$ 8,000	$ 6,000
Investor Relation Services [Member] | Minimum [Member]
Class of Stock [Line Items]
Equity issuance, price per share | $ / shares								$ 0.36	$ 0.35
Investor Relation Services [Member] | Maximum [Member]
Class of Stock [Line Items]
Equity issuance, price per share | $ / shares								$ 0.52	$ 0.60
Consultant [Member]
Class of Stock [Line Items]
Common stock issued for services, shares | shares								12,126	12,307
Common stock issued for services								$ 5,067	$ 5,627
Former Executive Chairman and Director [Member]
Class of Stock [Line Items]
Common stock issued for settlement, shares | shares				200,000
Equity issuance, price per share | $ / shares				$ 0.68
President and Principal Shareholder [Member]
Class of Stock [Line Items]
Common stock issued to purchase vehicle, shares | shares						21,918
Common stock issued to purchase vehicle						$ 16,000
President and Principal Shareholder [Member] | Private Placement [Member]
Class of Stock [Line Items]
Common stock and warrants issued for cash, shares | shares									652,174
Term of warrants									2 years
Number of shares callable by warrants | shares									326,087
Exercise price of shares called by warrants | $ / shares									$ 2.00
Proceeds from the sale of stock and warrants through private placements									$ 150,000
President and Principal Shareholder [Member] | Convertible Debt [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock issued for interest, shares | shares	208,333	296,371	428,032		101,352		428,032
Common stock issued for interest, value	$ 75,000	$ 148,365	$ 149,811		$ 75,000		$ 149,811
Accrued interest	75,000				75,000
Conversion price | $ / shares			$ 0.35				$ 0.35
Fair market value, price per share | $ / shares			$ 0.52				$ 0.32
Convertible notes payable	$ 1,000,000				$ 1,000,000
Fair market value, conversion of shares			$ 222,577				$ 136,970
Gain (loss) on conversion of interest			$ 72,765				$ 12,841
Accredited Investor [Member] | Director and his wife [Member]
Class of Stock [Line Items]
Common stock and warrants issued for cash, shares | shares								428,572
Term of warrants								2 years
Number of shares callable by warrants | shares								214,286
Proceeds from the sale of stock and warrants through private placements								$ 150,000
Accredited Investor [Member] | Private Placement [Member]
Class of Stock [Line Items]
Number of accredited investors								3
Common stock and warrants issued for cash, shares | shares								1,591,700
Term of warrants								2 years
Number of shares callable by warrants | shares								795,850
Exercise price of shares called by warrants | $ / shares								$ 2.00
Proceeds from the sale of stock and warrants through private placements								$ 500,000
Lincoln Park Capital Fund, LLC. [Member]
Class of Stock [Line Items]
Commitment to purchase shares										$ 10,000,000
Proceeds from issuance of common stock								$ 715,075	$ 199,120
Shares of stock issued as a commitment fee | shares								28,008	7,797
Common stock issued for cash, shares | shares								2,078,008	457,797
Lincoln Park Capital Fund, LLC. [Member] | Common Stock [Member] | Common Stock Purchase Agreement [Member]
Class of Stock [Line Items]
Commitment to purchase shares				$ 10,000,000
Common stock issued for cash in connection with stock purchase agreement				$ 189,213
Shares of stock issued as a commitment fee | shares				291,097